Expense Example - iShares Flexible Income Active ETF - iShares Flexible Income Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 641